Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ (226)	$ 383	$ (851)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	243	876	(1,728)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(243)	314	(1,753)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	678	554	(69)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	17	(2)	(6)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(57)	(1)	100
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(152)	11	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(14)	(10)	(35)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(3)	0	(14)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(11)	(10)	(22)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	(10)	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member] | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member] | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member] | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member] | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit And Claim [Member] | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ 0	$ (10)	$ 0